Commitments and Contingencies - Summary of future minimum lease payments under noncancelable office leases (Detail) - Planet Labs Inc [Member] $ in Thousands	Jan. 31, 2021 USD ($)
2022	$ 4,867
2023	4,778
2024	1,598
2025	0
2026	0
Thereafter	0
Total minimum lease payments	$ 11,243